Other financial assets - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Advances to CRO contracts, undiscounted amount			€ 12,187
Disount rate applied to long-term advances	6.83%
Payments for advances made to contract research organizations, undiscounted Amount	€ 5,538	€ 1,620
Bottom of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances		7.09%	0.19%
Top of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances		7.59%	7.16%